Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS VARIABLE SERIES II
Entity Central Index Key	0000810573
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000017223
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.64%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.64%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
AssetsNet	$ 112,187,380
Holdings Count | Holding	331
Advisory Fees Paid, Amount	$ 200,061
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	112,187,380
Number of Portfolio Holdings	331
Portfolio Turnover Rate (%)	80
Total Net Advisory Fees Paid ($)	200,061

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Fixed Income Exposure	62%
Corporate Bonds	25%
Government & Agency Obligations	11%
Asset-Backed	10%
Collateralized Mortgage Obligations	5%
Mortgage-Backed Securities Pass-Throughs	5%
Commercial Mortgage-Backed Securities	3%
Exchange-Traded Funds-Fixed Income	3%
Equity Exposure	62%
Common Stocks	31%
Equity Index Futures	29%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(3%)

Holdings-based data is subject to change.

Geographical Diversification

Country	% of Net Assets
United States	72%
Non US	51%

C000017251
Shareholder Report [Line Items]
Fund Name	DWS High Income VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS High Income VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.91%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[2]
AssetsNet	$ 42,819,593
Holdings Count | Holding	276
Advisory Fees Paid, Amount	$ 57,103
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	42,819,593
Number of Portfolio Holdings	276
Portfolio Turnover Rate (%)	89
Total Net Advisory Fees Paid ($)	57,103

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Corporate Bonds	89%
Exchange-Traded Funds	4%
Loan Participations and Assignments	3%
Cash Equivalents	3%
Convertible Bonds	1%
Warrants	0%
Common Stocks	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Communication Services	17%
Energy	16%
Materials	15%
Consumer Discretionary	12%
Industrials	9%
Financials	8%
Health Care	5%
Utilities	5%
Information Technology	3%
Consumer Staples	2%
Real Estate	2%

Credit Quality

Credit Rating	% of Net Assets
AA	3%
BBB	5%
BB	53%
B	29%
CCC	7%
Not Rated	1%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000017245
Shareholder Report [Line Items]
Fund Name	DWS International Opportunities VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS International Opportunities VIP (formerly, DWS International Growth VIP) (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.33%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[3]
AssetsNet	$ 21,437,493
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 10,499
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	21,437,493
Number of Portfolio Holdings	86
Portfolio Turnover Rate (%)	6
Total Net Advisory Fees Paid ($)	10,499

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	1%
Preferred Stocks	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	23%
Information Technology	19%
Industrials	15%
Health Care	14%
Consumer Discretionary	10%
Communication Services	8%
Consumer Staples	4%
Energy	3%
Materials	3%

Geographical Diversification

Country	% of Net Assets
Germany	18%
France	12%
United States	9%
Switzerland	9%
Netherlands	7%
Canada	6%
Japan	5%
Singapore	5%
China	5%
United Kingdom	5%
Other	19%

Ten Largest Equity Holdings

Holdings	31.6% of Net Assets
DBS Group Holdings Ltd. (Singapore)	3.6%
Deutsche Boerse AG (Germany)	3.5%
Allianz SE (Germany)	3.5%
Brookfield Corp. (Canada)	3.4%
Lonza Group AG (Switzerland)	3.3%
SAP SE (Germany)	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.2%
Spotify Technology SA (Sweden)	3.1%
Vinci SA (France)	2.5%
Tencent Holdings Ltd. (China)	2.2%

C000069664
Shareholder Report [Line Items]
Fund Name	DWS Alternative Asset Allocation VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[4]
AssetsNet	$ 405,126,911
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 202,808
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	405,126,911
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	202,808

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Real Asset	44%
DWS RREEF Global Infrastructure Fund	18%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Real Estate Securities Fund	10%
Alternative Fixed Income	28%
DWS Floating Rate Fund	12%
iShares JP Morgan USD Emerging Markets Bond ETF	8%
SPDR Blackstone Senior Loan ETF	5%
DWS Emerging Markets Fixed Income Fund	3%
Alternative Equity	15%
SPDR Bloomberg Convertible Securities ETF	9%
Xtrackers RREEF Global Natural Resources ETF	4%
iShares Preferred & Income Securities ETF	2%
Absolute Return	9%
DWS Global Macro Fund	9%
Cash Equivalents	4%
DWS Central Cash Management Government Fund	4%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000077948
Shareholder Report [Line Items]
Fund Name	DWS Alternative Asset Allocation VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Alternative Asset Allocation VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.62%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.26%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option, or expenses of the underlying funds in which the Fund invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[5]
AssetsNet	$ 405,126,911
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 202,808
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	405,126,911
Number of Portfolio Holdings	12
Portfolio Turnover Rate (%)	1
Total Net Advisory Fees Paid ($)	202,808

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Real Asset	44%
DWS RREEF Global Infrastructure Fund	18%
DWS Enhanced Commodity Strategy Fund	16%
DWS RREEF Real Estate Securities Fund	10%
Alternative Fixed Income	28%
DWS Floating Rate Fund	12%
iShares JP Morgan USD Emerging Markets Bond ETF	8%
SPDR Blackstone Senior Loan ETF	5%
DWS Emerging Markets Fixed Income Fund	3%
Alternative Equity	15%
SPDR Bloomberg Convertible Securities ETF	9%
Xtrackers RREEF Global Natural Resources ETF	4%
iShares Preferred & Income Securities ETF	2%
Absolute Return	9%
DWS Global Macro Fund	9%
Cash Equivalents	4%
DWS Central Cash Management Government Fund	4%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017204
Shareholder Report [Line Items]
Fund Name	DWS CROCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 21px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS CROCI® U.S. VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.70%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.78%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[6]
AssetsNet	$ 130,280,460
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 325,499
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	130,280,460
Number of Portfolio Holdings	74
Portfolio Turnover Rate (%)	47
Total Net Advisory Fees Paid ($)	325,499

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Health Care	23%
Financials	17%
Industrials	13%
Information Technology	12%
Consumer Staples	10%
Communication Services	9%
Consumer Discretionary	9%
Energy	5%
Materials	1%

Ten Largest Equity Holdings

Holdings	31.2% of Net Assets
Johnson & Johnson	3.8%
Cognizant Technology Solutions Corp.	3.6%
Fox Corp.	3.5%
JPMorgan Chase & Co.	3.3%
D.R. Horton, Inc.	3.1%
Bristol-Myers Squibb Co.	3.0%
PACCAR, Inc.	2.9%
Kraft Heinz Co.	2.8%
Synchrony Financial	2.6%
State Street Corp.	2.6%

C000017210
Shareholder Report [Line Items]
Fund Name	DWS Government Money Market VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Government Money Market VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$21	0.41%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.40%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[7]
AssetsNet	$ 205,156,475
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 248,905
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	205,156,475
Number of Portfolio Holdings	44
Total Net Advisory Fees Paid ($)	248,905
Weighted Average Maturity	20 days
7-Day Current Yield	3.96%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of June 30, 2025.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Repurchase Agreements	63%
Government & Agency Obligations	37%
Other Assets and Liabilities, Net	0%
Total	100%

Holdings-based data is subject to change.

C000017214
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Growth VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Growth VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.82%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[8]
AssetsNet	$ 46,845,036
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 127,356
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	46,845,036
Number of Portfolio Holdings	111
Portfolio Turnover Rate (%)	5
Total Net Advisory Fees Paid ($)	127,356

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	98%
Cash Equivalents	2%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	22%
Information Technology	22%
Health Care	20%
Financials	11%
Consumer Discretionary	10%
Consumer Staples	4%
Materials	3%
Energy	3%
Real Estate	3%
Communication Services	1%

Ten Largest Equity Holdings

Holdings	27.4% of Net Assets
Advanced Energy Industries, Inc.	3.6%
Tyler Technologies, Inc.	3.3%
Casey's General Stores, Inc.	3.1%
RadNet, Inc.	2.9%
Rush Enterprises, Inc.	2.7%
Varonis Systems, Inc.	2.5%
TopBuild Corp.	2.4%
HEICO Corp.	2.4%
Builders FirstSource, Inc.	2.3%
Allegion PLC	2.2%

C000017231
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Value VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[9]
AssetsNet	$ 76,471,260
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 219,102
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	76,471,260
Number of Portfolio Holdings	117
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	219,102

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Consumer Discretionary	10%
Information Technology	10%
Real Estate	9%
Health Care	7%
Energy	6%
Materials	6%
Utilities	4%
Communication Services	4%
Consumer Staples	3%

Ten Largest Equity Holdings

Holdings	18.3% of Net Assets
First BanCorp.	2.0%
Gaming and Leisure Properties, Inc.	1.9%
Solaris Energy Infrastructure, Inc.	1.9%
UMB Financial Corp.	1.9%
Cal-Maine Foods, Inc.	1.9%
Ligand Pharmaceuticals, Inc.	1.8%
Carvana Co.	1.8%
Hancock Whitney Corp.	1.7%
Everest Group Ltd.	1.7%
EnerSys	1.7%

C000017232
Shareholder Report [Line Items]
Fund Name	DWS Small Mid Cap Value VIP
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Small Mid Cap Value VIP (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/vipreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/vipreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	1.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.23%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher. Fund costs do not reflect any fees or sales charges imposed by a variable contract for which the Fund is an investment option.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[10]
AssetsNet	$ 76,471,260
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 219,102
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	76,471,260
Number of Portfolio Holdings	117
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	219,102

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	25%
Industrials	17%
Consumer Discretionary	10%
Information Technology	10%
Real Estate	9%
Health Care	7%
Energy	6%
Materials	6%
Utilities	4%
Communication Services	4%
Consumer Staples	3%

Ten Largest Equity Holdings

Holdings	18.3% of Net Assets
First BanCorp.	2.0%
Gaming and Leisure Properties, Inc.	1.9%
Solaris Energy Infrastructure, Inc.	1.9%
UMB Financial Corp.	1.9%
Cal-Maine Foods, Inc.	1.9%
Ligand Pharmaceuticals, Inc.	1.8%
Carvana Co.	1.8%
Hancock Whitney Corp.	1.7%
Everest Group Ltd.	1.7%
EnerSys	1.7%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.